Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 114,073,803	$ 17,358,914	$ 18,793,951
Trucking Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	36,461,921	17,358,914	18,793,951
Car-hailing and driver management services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	50,558,733
Car owner services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 27,053,149